COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum future payments under operating leases for the entity's continuing operations
We have entered into operating leases for property and equipment.  The minimum future payments under various operating leases for our continuing operations in each of the years ended December 31 is as follows:

2014	$5,032
2015	4,164
2016	3,970
2017	3,782
2018	3,672
Subsequent years	7,298
$27,918

Schedule of the changes in the liability for product warranties
An analysis of changes in the liability for product warranties follows:

	2013	2012
Balance, beginning of year	$4,169	$4,537
Provisions	7,368	9,399
Expenditures	(5,676)	(8,178)
Liability held for sale	—	(1,589)
Balance, end of year	$5,861	$4,169